Accrued expenses (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Disclosure of transactions between related parties [line items]
Change in accrued expenses due to suppliers for drydock, scrubber installation or BWTS	$ 5,700
Suppliers	12,854	$ 9,147
Accrued interest	9,401	9,202
Accrued short-term employee benefits	6,102	2,430
Other accrued expenses	331	1,508
Accrued expenses	29,175	22,972
Other related parties [member]
Disclosure of transactions between related parties [line items]
Related party expenses	487	685
Other related parties [member] | Port Agent [Member]
Disclosure of transactions between related parties [line items]
Related party expenses	331	398
Other related parties [member] | SSM [Member]
Disclosure of transactions between related parties [line items]
Related party expenses	88	287
Other related parties [member] | Scorpio MR Pool Limited [Member]
Disclosure of transactions between related parties [line items]
Related party expenses	54	0
Other related parties [member] | Scorpio LR1 Pool Limited [Member]
Disclosure of transactions between related parties [line items]
Related party expenses	8	0
Other related parties [member] | Scorpio LR2 Pool Limited [Member]
Disclosure of transactions between related parties [line items]
Related party expenses	3	0
Other related parties [member] | Scorpio Commercial Management SAM (SCM) [Member]
Disclosure of transactions between related parties [line items]
Related party expenses	2	0
Other related parties [member] | Scorpio Handymax Tanker Pool Limited [Member]
Disclosure of transactions between related parties [line items]
Related party expenses	$ 1	$ 0